Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Condensed Statements of Comprehensive Income (Loss) [Abstract]
Unrealized gain on cash flow hedges, arising during the period, tax amount	$ 471	$ 356	$ 90
Reclassification adjustment for cash flow hedges included in net income, tax amount	335	272	41
Pension adjustment, tax amount	$ 1,040	$ 2,536	$ 504